Condensed Interim Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 1,435	$ 1,410
Restricted bank deposits	327	332
Trade receivables	8,945	8,624
Other accounts receivable and prepaid expenses	1,695	829
Inventories	4,272	2,874
Total current assets	16,674	14,069
LONG TERM ASSETS	165	177
PROPERTY AND EQUIPMENT, NET	1,299	1,108
OPERATING LEASE RIGHT-OF-USE ASSETS, NET	929
OTHER INTANGIBLE ASSETS, NET	1,015	81
GOODWILL	5,147	4,676
Total assets	25,229	20,111
CURRENT LIABILITIES:
Current maturities of long term loans	634	467
Operating lease liabilities, current	527
Trade payables	5,527	4,106
Employees and payroll accruals	822	778
Deferred revenues	819	768
Advances net of inventory in progress	57
Accrued expenses and other liabilities	222	313
Total current liabilities	8,608	6,432
LONG-TERM LIABILITIES:
Long-term loans, net of current maturities	2,280	1,867
Operating lease liabilities, non-current	460
Accrued severance pay	274	301
Total long-term liabilities	3,014	2,168
EQUITY:
Share capital - Ordinary shares of NIS 80.00 nominal value: Authorized; 6,000,000 shares at June 30, 2019 and December 31, 2018; Issued and outstanding: 4,257,790 and 3,553,714 shares at June 30, 2019 and December 31, 2018, respectively	80,497	75,317
Additional paid-in capital	2,012	5,369
Accumulated other comprehensive income (loss)	(236)	(333)
Accumulated deficit	(68,666)	(68,842)
Total equity	13,607	11,511
Total liabilities and shareholders' equity	$ 25,229	$ 20,111